Fair Value of Financial Information - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	$ 3	$ 3
Long-term debt	14,885	14,256
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	3	3
Long-term debt	12,939	13,334
Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	0	0
Long-term debt	12,451	11,653
Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	0	0
Long-term debt	28	1,065
Fair Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	3	3
Long-term debt	$ 460	$ 616